Acquisitions (Details) - Schedule of intangible assets - Acquisition of DSO [Member] - USD ($)		1 Months Ended
	Feb. 11, 2020	Nov. 29, 2021	Jul. 21, 2021
Finite-Lived Intangible Assets [Line Items]
Customer relationships	$ 4,220,000		$ 5,197,237
Tradename	2,010,000
Developed technology	1,570,000
Patent	230,000
Non-compete agreement	30,000		780,000
Goodwill	1,342,000
Total intangible assets	$ 9,402,000	$ 584,220	$ 5,977,237
License agreements		$ 584,220